Benefit Plans	12 Months Ended
Dec. 31, 2013
Benefit Plans
14.	Benefit Plans

Pension and other postretirement plans

Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $5.3 million, $3.6 million and $2.3 million in 2013, 2012 and 2011, respectively.

The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $773 thousand, $717 thousand and $700 thousand in 2013, 2012 and 2011, respectively.